SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended		13 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2021	Dec. 16, 2022	Feb. 11, 2021	Feb. 08, 2021	Dec. 31, 2020	Dec. 31, 2016
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Warrants to purchase shares of convertible preferred stock												342,011
Exercise price of warrants												$ 7.3097
Effective tax rate (as a percent)					0.00%	0.00%
Statutory tax rate (as a percent)					21.00%	21.00%
Unrecognized tax benefits					$ 11,061,000	$ 7,270,000	$ 7,270,000				$ 4,989,000
PRIVETERRA ACQUISITION CORP.
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash	$ 441,377		$ 441,377		67,909	497,412	497,412
Cash equivalents					$ 68,000	$ 497,000	$ 497,000
Maturity term of U.S government securities			185 days		185 days
Offering costs	15,630,212		$ 15,630,212		$ 15,630,212
Underwriting discount	5,520,000		5,520,000		5,520,000
Deferred underwriting discount	9,660,000		9,660,000		9,660,000
Other offering costs	450,212		450,212		450,212
Transaction cost included in operation statement	655,046		655,046		655,046
Transaction costs included in equity statement	$ 14,975,166		$ 14,975,166		14,975,165
Transaction costs					$ 655,046
Number of warrants exercised	0	0	0	0	0
Effective tax rate (as a percent)	2.69%	0.93%	(7.85%)	0.37%	12.20%	0.00%	0.00%
Statutory tax rate (as a percent)	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
Unrecognized tax benefits	$ 0		$ 0		$ 0	$ 0	$ 0
Unrecognized accrued for interest and penalties	$ 0		$ 0		0	$ 0	$ 0
PRIVETERRA ACQUISITION CORP. | Class A Common stock
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Warrants to purchase shares of convertible preferred stock										14,480,000
Exercise price of warrants										$ 11.50
Percentage of redemption of business combination								100.00%
PRIVETERRA ACQUISITION CORP. | Initial Public Offering
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Offering costs					15,630,212
Underwriting discount					5,520,000				$ 5,520,000
Deferred underwriting discount					9,660,000				$ 9,660,000
Other offering costs					450,212
Offering costs					$ 14,975,166